VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Maturities of Finance Leases For Previous Year (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 10,946
2023	11,705
2024	10,978
2025	11,705
2026	11,705
Thereafter	1,641
Minimum lease payments	58,680
Less: imputed interest	(10,214)
Present value of obligations under finance leases	$ 48,466